Exhibit 99.1

1892 Term Financing 2015-2, Ltd.

Report to:

1892 Term Financing 2015-2, Ltd.

11 November 2015

Ernst & Young LLP 5 Houston Center Suite 1200 Houston, Texas 77010	Tel: +1 (713) 750-1500 Fax: +1 (713) 750-1501 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

1892 Term Financing 2015-2, Ltd. c/o

Appleby Trust (Cayman) Ltd. Clifton House,

75 Fort Street

P.O. Box 1350

Grand Cayman, KY1-1108

Cayman Islands

Re:	1892 Term Financing 2015-2, Ltd.

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressee of this report, Security Benefit Life Insurance Company (“SBLIC”) and BedRok Capital LLC (the “Specified Parties”), solely to assist 1892 Term Financing 2015-2, Ltd. (the “Issuer”) in evaluating the accuracy of certain information with respect to the Issuer’s portfolio of senior secured loans, senior unsecured loans, second lien loans, senior secured notes and participation interests (the “Collateral Obligations”) on electronic data files and related decodes prepared by Cortland Capital Market Services LLC (the “Servicer”), on behalf of the Issuer, pursuant to an indenture to be entered into among the Issuer and U.S. Bank National Association (the “Trustee”), a draft copy of which we received from the Servicer dated 30 October 2015 (the “Draft Indenture”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Draft Indenture.

The procedures performed and our associated findings are included in Attachment A. For the purpose of the procedures described in this report, the Servicer, on behalf of the Issuer, provided us with the following information:

a.	Electronic data files and related decodes that contain information on the Collateral Obligations as of 9 November 2015 (the “Pricing Cut-off Date”), certain information of which we printed and attached as Exhibit 1 to Attachment A,

b.	A copy of the Draft Indenture,

c.	Copies of certain Collateral Obligations’ preliminary or final credit agreements and amendments or supplements thereto (each, a “Credit Agreement”),

d.	A copy of certain Collateral Obligations’ rate set notices (each, a “Rate Set Notice”), and

e.	Copies of certain Collateral Obligations’ private rating letters or credit reports from DBRS, Inc. (each, a “DBRS Rating Document”).

For the purpose of the procedures described in this report, SBLIC, on behalf of the Issuer, provided us with instructions, assumptions and methodologies (the “Assumptions”), which we summarized on the attached Exhibit 2 of Attachment A.

The information provided by the Servicer and SBLIC, on behalf of the Issuer, is collectively referred to herein as the “Source Documents”.

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. We performed no procedures on any other information on the Pricing Date Data Files (as defined on Attachment A). The Issuer is responsible for the information contained in the Pricing Date Data Files (as defined on Attachment A), Source Documents, Exhibit 1 to Attachment A and Exhibit 2 to Attachment A and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Pricing Date Data Files (as defined on Attachment A). We have not verified and we make no representations as to the accuracy, completeness or reasonableness of the Source Documents, or any other information obtained or provided to us. We make no representations and express no opinion as to: (a) the existence of the Collateral Obligations, (b) questions of legal or tax interpretation, (c) the sufficiency of the requirements of the Draft Indenture, (d) the accuracy, completeness or reasonableness of the assumptions and methodologies set forth in the Draft Indenture, (e) the accuracy, completeness or reasonableness of the information provided to us by the Servicer, on behalf of the Issuer, (f) the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and information provided to us by SBLIC, on behalf of the Issuer, (g) the accuracy of the information obtained from a third party data, news and analytics vendor (the “Data Vendor”), (h) the accuracy of the information obtained from Standard & Poor’s Rating Services or their website (“S&P”), (i) the accuracy of the information obtained from Moody’s Investors Service or their website (“Moody’s”) or (j) the accuracy of the information obtained from DBRS, Inc. or their website (“DBRS”). This report does not constitute a legal determination as to the Issuer’s compliance with the Draft Indenture’s specified requirements. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants, on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or

b.	Making any findings with respect to:

i.	Whether the origination of the Collateral Obligations conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Collateral Obligations,

iii.	Whether the originator of the Collateral Obligations complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Collateral Obligations that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended and should not be used by anyone other than these Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in this report as Specified Parties.

11 November 2015

/s/ Ernst & Young LLP

Attachment A Page 1 of 3

Background

For the purpose of the procedures described in this Attachment A, the Draft Indenture relates to the Issuers’ Class A Senior Secured Floating Rate Notes (the “Class A Notes”), Class B Senior Secured Floating Rate Notes (the “Class B Notes”), Class C Secured Deferrable Floating Rate Notes (the “Class C Notes”), Class D Secured Deferrable Floating Rate Notes (the “Class D Notes”), Class E Secured Deferrable Floating Rate Notes (the “Class E Notes”), and Class F Secured Deferrable Floating Rate Notes (the “Class F Notes” and, collectively with Class A Notes, Class B Notes, Class C Notes, Class D Notes and Class E Notes, the “Secured Notes”) and the Issuer’s Subordinated Notes (the “Subordinated Notes” and, together with the Secured Notes, the “Notes”).

SBLIC, on behalf of the Issuer, indicated that the Collateral Obligations on the Pricing Date Data Files (as defined herein) represent the Collateral Obligations the Issuer has purchased or entered into binding commitments to purchase by 24 November 2015 (the “Closing Date”). The procedures we performed were limited to comparing certain information on the Collateral Obligations on the Pricing Date Data Files (as defined herein).

Attachment A Page 2 of 3

Procedures we performed and our associated findings

The procedures we performed and our associated findings were as follows:

1.	We obtained from the Servicer, on behalf of the Issuer, electronic data files and related decodes containing information on the Collateral Obligations as of the Pricing Cut-off Date. We compared the Characteristics and Derived Characteristics indicated below, as shown on these electronic data files, to the corresponding information on the Source Documents, Data Sources (as defined herein) and Additional Data Sources (as defined herein) as indicated below and the Servicer adjusted the information on these electronic data files to correct for differences we noted in performing the procedures described below, subject to any qualifications and exceptions stated in the Assumptions on Exhibit 2 to Attachment A. The electronic data files, as so adjusted, are herein referred to as the “Pricing Date Data Files.”

2.	For each Collateral Obligation listed on Exhibit 1 to Attachment A, we compared the following characteristics (the “Characteristics”), as shown on Exhibit 1 to Attachment A and indicated by the letter A, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using certain Assumptions on Exhibit 2 to Attachment A and the following data sources (each, a “Data Source”), as applicable: (a) Data Vendor, (b) Credit Agreements, (c) Moody’s and (d) Rate Set Notices. Where more than one Data Source is listed for a Characteristic, the Servicer, on behalf of the Issuer, instructed us to note agreement if the value on the Pricing Date Data Files for the Characteristic agreed with the corresponding information on at least one of the Data Sources that are listed for such Characteristic. We performed no procedures to reconcile any differences that may exist between various Data Sources for any of the Characteristics.

Characteristics	Data Sources

Issuer Name (labeled as “Issuer Name”)	Data Vendor, Credit Agreements, Moody’s

Coupon/Spread (labeled as “Fixed Rate” for fixed rate Collateral Obligations or “Spread (Floating)” for floating rate Collateral Obligations, as applicable)	Data Vendor, Credit Agreements, Rate Set Notices

Stated Maturity (labeled as “Maturity”)	Data Vendor, Credit Agreements

All Characteristics were in agreement. In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation, punctuation or differences that are within +/- 30 days or less.

Attachment A Page 3 of 3

3.	For each Collateral Obligation listed on Exhibit 1 to Attachment A, we compared the following characteristics (the “Derived Characteristics”), as shown on Exhibit 1 to Attachment A and indicated by the letter B, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using the Draft Indenture, certain Assumptions on Exhibit 2 to Attachment A, information on the Pricing Date Data Files and the following data sources (each, an “Additional Data Source”), as applicable: (a) Moody’s, (b) S&P and (c) DBRS Rating Documents. Where more than one Additional Data Source is listed for a Derived Characteristic, the Servicer, on behalf of the Issuer, instructed us to note agreement if the value on the Pricing Date Data Files for the Derived Characteristic agreed with the corresponding information on at least one of the Additional Data Sources that are listed for such Derived Characteristic. We performed no procedures to reconcile any differences that may exist between various Additional Data Sources for any of the Derived Characteristics.

Derived Characteristics	Additional Data Sources

Moody’s Default Probability Rating (labeled as “Moody’s DPR”)	Moody’s

S&P Rating (labeled as “S&P Rating”)	S&P

DBRS Rating (labeled as “DBRS Equivalent”)	Moody’s, S&P, DBRS Rating Documents

DBRS Risk Score (labeled as “DBRS Risk Score”)	Moody’s, S&P, DBRS Rating Documents

All Derived Characteristics were in agreement.

We performed no other procedures on any other information on Exhibit 1 to Attachment A or the Pricing Date Data Files.

Exhibit 1 to Attachment A

Certain information from the Pricing Date Data Files

(refer to Items 1., 2. and 3.)

Issuer Name	Type	Lien	Moody’s DPR		S&P Rating		DBRS Equivalent		DBRS Risk Scores		Maturity	Fix/Float	Index	Fixed Rate		Spread (Floating)

Green Street Parent, LLC	Loan	Senior Secured Loan	NR		NR		BB (low)		11.9572%		12/15/2020	Float	LIBOR	n.a		5.50%	A
Velocity Commercial Capital, LLC	Note	Senior Secured Note	NR		NR		CCC	B	54.8208%	B	12/16/2019	Fixed	N/A	10.00%
Associations, Inc	Loan	Senior Secured Loan	NR		NR		CCC (high)		48.2625%		12/22/2019	Float	LIBOR	n.a	A	5.50%
Associations, Inc	Loan	Senior Secured Loan	NR		NR		CCC (high)		48.2625%		12/22/2019	Float	LIBOR	n.a		5.50%
Associations, Inc	Loan	Senior Secured Loan	NR		NR		CCC (high)		48.2625%		12/22/2019	Float	LIBOR	n.a		5.50%
Associations, Inc	Loan	Senior Secured Loan	NR		NR		CCC (high)		48.2625%		12/22/2019	Float	LIBOR	n.a		5.50%
Tibco Software Inc	Loan	Senior Secured Loan	B3		B-		B (low)		31.8670%		12/4/2020	Float	LIBOR	n.a		5.50%
Hygenic Holdings	Loan	Second Lien and Senior Unsecured	NR	B	NR	B	B		22.0296%		4/11/2021	Float	LIBOR	n.a		8.75%
Chemours	Loan	Senior Secured Loan	Ba3		BB		BB (low)		11.9572%		5/12/2022	Float	LIBOR	n.a		3.00%
Ascena Retail Group	Loan	Senior Secured Loan	Ba2		BB		BB		8.5997%		8/21/2022	Float	LIBOR	n.a		4.50%
Cirque Du Soleil	Loan	Senior Secured Loan	B2		B		B		22.0296%		7/8/2022	Float	LIBOR	n.a		4.00%
A Stucki	Loan	Senior Secured Loan	NR	B	NR	B	B (high)	B	17.3292%	B	9/18/2021	Float	LIBOR	n.a		6.50%
Valet Waste	Loan	Senior Secured Loan	NR		NR		B (high)		17.3292%		9/24/2021	Float	LIBOR	n.a		7.00%
Berry Plastics Holding Corporation	Loan	Term Loan D	B1		B+		B (high)		17.3292%		2/8/2020	Float	LIBOR	n.a		2.50%
ServiceMaster Company, LLC (The)	Loan	Term Loan B	B1		B+		B (high)		17.3292%		7/1/2021	Float	LIBOR	n.a		3.25%
Aramark Corporation	Loan	ARMK TL E 1L USD	Ba3		BB		BB (low)		11.9572%		9/7/2019	Float	LIBOR	n.a		2.50%
First Eagle (ASBH, Inc.)	Loan	Term Loan B	Ba1		BB+		BB (high)		6.9863%		10/30/2022	Float	LIBOR	n.a		4.00%
Pilot Travel Centers	Loan	Term Loan B	Ba2		BB+		BB		8.5997%		10/3/2021	Float	LIBOR	n.a		3.00%
Spectrum Brand Holdings	Loan	Term Loan	B1		B+		B (high)		17.3292%		6/23/2022	Float	LIBOR	n.a		3.00%
Hilton	Loan	Term Loan B	Ba3		BB		BB (low)		11.9572%		10/26/2020	Float	LIBOR	n.a		2.50%
KAR Auction	Loan	Term Loan B2	B1		BB-		B (high)		17.3292%		3/11/2021	Float	LIBOR	n.a		2.75%
Envision Healthcare	Loan	Term Loan	B1		BB-		B (high)		17.3292%		10/28/2022	Float	LIBOR	n.a		3.50%
La Quinta	Loan	Term Loan B	B1		BB-		B (high)		17.3292%		4/14/2021	Float	LIBOR	n.a		2.75%
A			B		B		B		B		A					A

Exhibit 2 to Attachment A

Assumptions

(refer to Items 1., 2. and 3.)

1.	SBLIC, on behalf of the Issuer, indicated that for the purpose of deriving the “Moody’s Default Probability Rating” Derived Characteristic, notwithstanding the language in clause (vii) of such definition in Schedule 5 of the Draft Indenture, if a Moody’s Default Probability Rating cannot be determined under clauses (i) through (vi) therein, then such Collateral Obligation will be deemed to not have a “Moody’s Default Probability Rating.” We performed no procedures to verify the accuracy of this information.

2.	SBLIC, on behalf of the Issuer, indicated that for the purpose of deriving the “S&P Rating” Derived Characteristic, that “NR” as shown on Exhibit 1 to Attachment A represents such rating was not available on the corresponding Additional Data Source. We performed no procedures to verify the accuracy of this information.

3.	SBLIC, on behalf of the Issuer, indicated that for the purpose of deriving the “DBRS Rating” Derived Characteristic, notwithstanding the language in clause (4) of such definition in Schedule 5 of the Draft Indenture, if a “DBRS Rating” cannot be determined under clauses (1) through (3) therein, then the corresponding DBRS Credit Estimate should be used to derive such “DBRS Rating.”

4.	SBLIC, on behalf of the Issuer, indicated that the following Collateral Obligations, as identified on the Pricing Date Data Files, have the corresponding value for the “DBRS Rating” Derived Characteristic:

Collateral Obligation	DBRS Rating
Velocity Commercial Capital, LLC	CCC
A Stucki B (high)	B (high)
Valet Waste	B (high)

5.	SBLIC, on behalf of the Issuer, indicated that the following Collateral Obligations, as identified on the Pricing Date Data Files, have the corresponding value for the “DBRS Risk Score” Derived Characteristic:

Collateral Obligation	DBRS Risk Score
Velocity Commercial Capital, LLC	54.8208% A Stucki
17.3292% Valet Waste	17.3292%